Summary of Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023
Equipment [Member] | Minimum [Member]
Summary of Material Accounting Policies (Details) [Line Items]
Estimated useful life	3 years
Equipment [Member] | Maximum [Member]
Summary of Material Accounting Policies (Details) [Line Items]
Estimated useful life	15 years
Buildings [Member]
Summary of Material Accounting Policies (Details) [Line Items]
Estimated useful life	40 years